Other Assets	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Other Assets
16.	Other Assets

Other current assets and other non-current assets as of December 31, 2016 and 2017 are as follows:

	2016		2017
	(in millions of Won)
Current
Advance payment	￦	787,452	661,779
Prepaid expenses		105,102	143,032
Firm commitment asset		—	15,115
Others		1,930	1,316

		894,484	821,242

Non-current
Long-term advance payment		27,189	24,201
Long-term prepaid expenses		380,678	333,153
Others (*1)		159,813	131,657

	￦	567,680	489,011

(*1)	As of December 31, 2016 and 2017, the Company recognized tax assets amounting to ￦100,693 million and ￦88,633 million, respectively, based on the Company’s best estimate of the tax amounts to be refunded when the result of the Company’s appeal in connection with the additional income tax payment in prior years’ tax audits that were finalized and claim for rectification are finalized.